United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: Six months ended 03/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2012

Share Class	Ticker
Institutional	FGFIX
Service*	FGFSX

*formerly, Institutional Service Shares

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At March 31, 2012, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	91.4%
Non-Agency Mortgage-Backed Securities	15.7%
Repurchase Agreements — Collateral[2]	12.1%
Derivative Contracts[3]	0.1%
Other Assets and Liabilities — Net[4]	(19.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments

March 31, 2012 (unaudited)

Principal Amount			Value
		Mortgage-Backed Securities – 83.8%
		Federal Home Loan Mortgage Corporation – 36.0%
$10,897,681	[1]	3.500%, 11/1/2025 - 5/1/2042	11,253,790
13,064,484	[1]	4.000%, 8/1/2025 - 4/1/2042	13,679,359
23,724,924		4.500%, 6/1/2019 - 9/1/2040	25,178,437
27,634,375		5.000%, 7/1/2019 - 10/1/2039	29,802,582
21,694,268		5.500%, 4/1/2021 - 10/1/2039	23,618,743
8,187,859		6.000%, 4/1/2036 - 2/1/2038	9,043,225
339,336		7.500%, 1/1/2027 - 2/1/2031	396,089
		TOTAL	112,972,225
		Federal National Mortgage Association – 42.1%
6,000,000		3.000%, 4/1/2027	6,212,214
4,000,000		3.500%, 4/1/2027	4,194,884
27,803,408	[1]	4.000%, 12/1/2031 - 4/1/2042	29,206,962
41,800,734		4.500%, 12/1/2019 - 1/1/2042	44,622,666
17,661,006	[1]	5.000%, 7/1/2019 - 4/1/2042	19,085,052
14,989,472		5.500%, 9/1/2034 - 4/1/2036	16,407,376
9,930,667		6.000%, 11/1/2034 - 4/1/2038	10,963,269
917,088		6.500%, 2/1/2014 - 8/1/2034	1,033,992
294,690		7.000%, 6/1/2016 - 2/1/2030	321,509
6,028		7.500%, 4/1/2015	6,388
10,692		8.000%, 12/1/2026	12,697
		TOTAL	132,067,009
		Government National Mortgage Association – 5.7%
9,000,000	[1]	4.000%, 4/15/2042	9,658,340
3,179,561		4.500%, 10/15/2039	3,461,079
3,957,825		5.000%, 6/20/2039 - 9/20/2039	4,369,099
114,750		7.000%, 9/15/2028 - 11/15/2031	132,023
240,602		8.000%, 10/15/2030 - 11/15/2030	286,604
		TOTAL	17,907,145
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $251,384,491)	262,946,379
		Collateralized Mortgage Obligations – 13.5%
		Federal Home Loan Mortgage Corporation – 3.8%
1,902,806	[2]	0.542%, 1/15/2037, REMIC 3260 PF	1,902,890
216,219	[2]	0.552%, 6/15/2036, REMIC 3175 FE	215,576
1,767,922	[2]	0.572%, 5/15/2036, REMIC 3160 FD	1,764,019
Semi-Annual Shareholder Report
2

Principal Amount			Value
$2,831,521	[2]	0.592%, 4/15/2036, REMIC 3144 FB	2,826,427
4,488,507	[2]	0.622%, 7/15/2036, REMIC 3179 FP	4,485,772
440,188	[2]	0.642%, 8/15/2036, REMIC 3206 FE	440,367
175,926		7.500%, 4/15/2033, REMIC 3076 NM	178,427
		TOTAL	11,813,478
		Federal National Mortgage Association – 3.8%
313,779	[2]	0.492%, 10/25/2031, REMIC 2005-63 FC	311,889
1,327,267	[2]	0.542%, 7/25/2036, REMIC 2006-58 FP	1,323,676
2,400,338	[2]	0.582%, 11/25/2036, REMIC 2006-104 FY	2,396,475
2,286,858	[2]	0.592%, 9/25/2036, REMIC 2006-81 FB	2,283,872
2,189,445	[2]	0.602%, 12/25/2036, REMIC 2006-115 EF	2,187,551
574,609	[2]	0.622%, 10/25/2036, REMIC 2006-93 FM	573,855
2,289,320	[2]	0.622%, 9/25/2036, REMIC 2006-85 PF	2,285,389
698,528	[2]	0.642%, 6/25/2036, REMIC 2006-43 FL	698,820
60,423		6.500%, 4/1/2032, REMIC 321 2	12,701
		TOTAL	12,074,228
		Non-Agency Mortgage – 5.9%
1,901,984		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,929,806
1,965,834		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,786,961
815,463		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	680,236
779,716		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	733,275
1,611,825		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,452,590
13	[3,5]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	9
42,147	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	33,738
174,972	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	3,517
438,520		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	439,817
1,580,483		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,593,688
2,532,099		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	2,585,997
2,436,875		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	2,428,924
1,993,792		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,741,290
816,157	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.229%, 1/25/2046	477,490
1,563,677	[2]	Washington Mutual 2006-AR15, Class 1A, 0.999%, 11/25/2046	948,469
Semi-Annual Shareholder Report
3

Principal Amount			Value
$1,498,741		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	1,578,270
		TOTAL	18,414,077
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $43,916,656)	42,301,783
		Commercial Mortgage-Backed Securities – 9.8%
		Commercial Mortgage – 9.8%
3,420,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,466,215
2,650,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,805,788
2,282,406	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	2,425,568
2,907,902	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,126,113
2,408,503	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,555,872
2,539,115	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,618,921
2,400,000	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2011-C4, Class A2, 3.341%, 7/15/2046	2,511,590
4,000,000		Morgan Stanley Capital 2012-C4, Class A2, 2.111%, 3/15/2045	4,051,459
3,750,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	3,854,752
1,500,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	1,574,429
1,600,000		WF-RBS Commercial Mortgage Trust 2011-C3, Class A3, 3.526%, 11/15/2044	1,653,880
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $29,816,340)	30,644,587
		Repurchase Agreements – 12.1%
12,480,000	[2]	Interest in $4,320,000,000 joint repurchase agreement 0.16%, dated 3/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,320,057,600 on 4/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,437,459,399.	12,480,000
15,466,000	[2,6]	Interest in $325,571,000 joint repurchase agreement 0.15%, dated 3/12/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $325,613,053 on 4/12/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2042 and the market value of those underlying securities was $333,440,988.	15,466,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
$9,980,000	[2,6]	Interest in $97,169,000 joint repurchase agreement 0.17%, dated 3/19/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $97,183,224 on 4/19/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2042 and the market value of those underlying securities was $99,462,136.	9,980,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	37,926,000
		TOTAL INVESTMENTS — 119.2% (IDENTIFIED COST $363,043,487)[7]	373,818,749
		OTHER ASSETS AND LIABILITIES - NET — (19.2)%[8]	(60,205,377)
		TOTAL NET ASSETS — 100%	$313,613,372

At March 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[9] U.S. Treasury Note 10-Year Short Futures	40	$5,179,375	June 2012	$51,150
[9] U.S. Treasury Bond 30-Year Short Futures	50	$6,887,500	June 2012	$153,391
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$204,541

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $17,655,545, which represented 5.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2012, these liquid restricted securities amounted to $17,618,281, which represented 5.6% of total net assets.
5	Market quotations and price evaluations are not available. Fair value is determined in accordance with procedures established by and under the general supervision of the Directors.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $361,180,044.
8	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2012.
9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Semi-Annual Shareholder Report

5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$262,946,379	$ —	$262,946,379
Collateralized Mortgage Obligations	—	42,264,519	37,264	42,301,783
Commercial Mortgage-Backed Securities	—	30,644,587	—	30,644,587
Repurchase Agreements	—	37,926,000	—	37,926,000
TOTAL SECURITIES	$ —	$373,781,485	$37,264	$373,818,749
OTHER FINANCIAL INSTRUMENTS*	$204,541	$ —	$ —	$204,541
*	Other financial instruments include futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2011	$43,287
Realized gain (loss)	741
Change in unrealized appreciation (depreciation)	(2,358)
Purchases	2,495
(Sales)	(6,901)
Balance as of March 31, 2012	$37,264
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at March 31, 2012.	$(2,358)

The following acronyms are used throughout this portfolio:

IO	— Interest Only
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,
		2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$9.98	$9.97	$9.89	$9.61	$9.72	$9.79
Income From Investment Operations:
Net investment income	0.15	0.34[2]	0.40[2]	0.45[2]	0.48[2]	0.52
Net realized and unrealized gain (loss) on investments and futures contracts	0.01	0.09	0.15	0.33	(0.07)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.43	0.55	0.78	0.41	0.46
Less Distributions:
Distributions from net investment income	(0.18)	(0.42)	(0.47)	(0.50)	(0.52)	(0.53)
Net Asset Value, End of Period	$9.96	$9.98	$9.97	$9.89	$9.61	$9.72
Total Return[3]	1.65%	4.39%	5.69%	8.34%	4.27%	4.85%
Ratios to Average Net Assets:
Net expenses	0.37%[4]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.11%[4]	3.41%	3.98%	4.59%	4.94%	5.35%
Expense waiver/reimbursement[5]	0.22%[4]	0.24%	0.28%	0.25%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$262,571	$265,567	$307,718	$288,052	$299,358	$290,967
Portfolio turnover	105%	222%	178%	200%	222%	311%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	33%	37%	27%	35%	25%	66%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,
		2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$9.98	$9.97	$9.89	$9.61	$9.72	$9.79
Income From Investment Operations:
Net investment income	0.14	0.31[2]	0.37[2]	0.42[2]	0.46[2]	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.01	0.09	0.15	0.33	(0.07)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.15	0.40	0.52	0.75	0.39	0.44
Less Distributions:
Distributions from net investment income	(0.17)	(0.39)	(0.44)	(0.47)	(0.50)	(0.51)
Net Asset Value, End of Period	$9.96	$9.98	$9.97	$9.89	$9.61	$9.72
Total Return[3]	1.50%	4.08%	5.38%	8.04%	4.00%[4]	4.57%
Ratios to Average Net Assets:
Net expenses	0.67%[5]	0.65%	0.65%	0.63%	0.62%	0.61%
Net investment income	2.81%[5]	3.11%	3.69%	4.31%	4.67%	5.08%
Expense waiver/reimbursement[6]	0.39%[5]	0.42%	0.46%	0.45%	0.44%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,042	$53,023	$55,467	$56,017	$60,002	$68,287
Portfolio turnover	105%	222%	178%	200%	222%	311%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	33%	37%	27%	35%	25%	66%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.11% on total return.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities

March 31, 2012 (unaudited)

Assets:
Investment in repurchase agreements	$37,926,000
Investment in securities	335,892,749
Total investment in securities, at value (identified cost $363,043,487)		$373,818,749
Cash		948
Restricted cash (Note 2)		184,000
Income receivable		1,006,342
Receivable for investments sold		6,173,057
Receivable for shares sold		111,787
Receivable for daily variation margin		73,125
TOTAL ASSETS		381,368,008
Liabilities:
Payable for investments purchased	67,234,647
Payable for shares redeemed	168,806
Income distribution payable	325,596
Payable for distribution services fee (Note 5)	3,296
Payable for shareholder services fee (Note 5)	9,277
Accrued expenses	13,014
TOTAL LIABILITIES		67,754,636
Net assets for 31,472,711 shares outstanding		$313,613,372
Net Assets Consist of:
Paid-in capital		$321,344,006
Net unrealized appreciation of investments and futures contracts		10,979,803
Accumulated net realized loss on investments and futures contracts		(17,777,033)
Distributions in excess of net investment income		(933,404)
TOTAL NET ASSETS		$313,613,372
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($262,571,452 ÷ 26,350,402 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.96
Service Shares:
($51,041,920 ÷ 5,122,309 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.96

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Statement of Operations

Six Months Ended March 31, 2012 (unaudited)

Investment Income:
Interest			$5,467,978
Expenses:
Investment adviser fee (Note 5)		$628,244
Administrative fee (Note 5)		122,509
Custodian fees		11,311
Transfer and dividend disbursing agent fees and expenses		34,257
Directors'/Trustees' fees		2,525
Auditing fees		13,000
Legal fees		4,166
Portfolio accounting fees		65,928
Distribution services fee (Note 5)		64,813
Shareholder services fee (Note 5)		55,233
Account administration fee (Note 2)		2,897
Share registration costs		18,898
Printing and postage		12,185
Insurance premiums		2,287
Taxes		11,830
Miscellaneous		1,147
TOTAL EXPENSES		1,051,230
Waivers (Note 5):
Waiver of investment adviser fee	$(336,619)
Waiver of administrative fee	(2,986)
Waiver of distribution services fee	(45,167)
TOTAL WAIVERS		(384,772)
Net expenses			666,458
Net investment income			4,801,520
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			938,084
Net realized gain on futures contracts			17,207
Net change in unrealized appreciation of investments			(909,336)
Net change in unrealized appreciation of futures contracts			204,541
Net realized and unrealized gain on investments and futures contracts			250,496
Change in net assets resulting from operations			$5,052,016

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2012	Year Ended 9/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,801,520	$11,239,247
Net realized gain on investments and futures contracts	955,291	3,518,762
Net change in unrealized appreciation/depreciation of investments and futures contracts	(704,795)	(507,311)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,052,016	14,250,698
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,834,011)	(11,780,608)
Service Shares	(877,737)	(2,117,082)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,711,748)	(13,897,690)
Share Transactions:
Proceeds from sale of shares	36,118,197	72,138,976
Net asset value of shares issued to shareholders in payment of distributions declared	3,584,693	8,272,062
Cost of shares redeemed	(44,019,204)	(125,359,565)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,316,314)	(44,948,527)
Change in net assets	(4,976,046)	(44,595,519)
Net Assets:
Beginning of period	318,589,418	363,184,937
End of period (including distributions in excess of net investment income of $(933,404) and $(23,176), respectively)	$313,613,372	$318,589,418

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
11

Notes to Financial Statements

March 31, 2012 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

12

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report

13

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended March 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Service Shares	$2,897

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Semi-Annual Shareholder Report

14

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of short futures contracts held by the Fund throughout the period was $2,282,909. This is based on amounts held as of each month-end throughout the fiscal period.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Semi-Annual Shareholder Report

15

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at March 31, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$16	$9
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$35,239	$33,738
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$5,792	$3,517

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$204,541*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

16

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$17,207
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$204,541

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,188,104	$31,769,457	6,134,056	$60,955,217
Shares issued to shareholders in payment of distributions declared	326,259	3,248,847	749,028	7,437,544
Shares redeemed	(3,760,655)	(37,469,409)	(11,144,958)	(110,769,890)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(246,292)	$(2,451,105)	(4,261,874)	$(42,377,129)
	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	436,363	$4,348,740	1,133,499	$11,183,759
Shares issued to shareholders in payment of distributions declared	33,728	335,846	84,039	834,518
Shares redeemed	(658,044)	(6,549,795)	(1,469,652)	(14,589,675)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(187,953)	$(1,865,209)	(252,114)	$(2,571,398)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(434,245)	$(4,316,314)	(4,513,988)	$(44,948,527)

4. FEDERAL TAX INFORMATION

At March 31, 2012, the cost of investments for federal tax purposes was $361,180,044. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $12,638,705. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,533,233 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,894,528.

Semi-Annual Shareholder Report

17

At September 30, 2011, the Fund had a capital loss carryforward of $21,337,581 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2013	$5,374,337	N/A	$5,374,337
2014	$2,323,596	N/A	$2,323,596
2015	$7,353,651	N/A	$7,353,651
2016	$1,771,734	N/A	$1,771,734
2018	$4,514,263	N/A	$4,514,263

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, the Adviser voluntarily waived $336,619 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,986 of its fee.

Semi-Annual Shareholder Report

18

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$64,813	$(45,167)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2012, FSC retained $19,646 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Service Shares	$55,233

For the six months ended March 31, 2012, FSSC received $168 of fees paid by the Fund. For the six months ended March 31, 2012, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.38% and 0.68% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

19

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2012, were as follows:

Purchases	$20,566,863
Sales	$12,261,314

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2012, there were no outstanding loans. During the six months ended March 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2012, there were no outstanding loans. During the six months ended March 31, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report
20

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

21

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,016.50	$1.87
Service Shares	$1,000	$1,015.00	$3.38
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.15	$1.87
Service Shares	$1,000	$1,021.65	$3.39
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.37%
Service Shares	0.67%
Semi-Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract – May 2011

federated mortgage fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

23

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

24

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the one-year period was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

25

and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative Semi-Annual Shareholder Report

26

services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
29

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31428Q887
CUSIP 31428Q804

G02367-01 (5/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
March 31, 2012

Share Class	Ticker
A	FULAX
Institutional	FULIX
Service*	FULBX

*formerly, Institutional Service Shares

Federated Ultrashort Bond Fund

Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2011 through March 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At March 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	45.7%
Corporate Debt Securities	28.5%
Collateralized Mortgage Obligations	18.6%
Floating Rate Loans	2.0%
U.S. Treasury and Agency Securities[3]	1.2%
Mortgage-Backed Securities[4]	1.3%
Trade Finance Agreements	0.4%
Derivative Contracts[5,6]	0.0%
Cash Equivalents[7]	3.4%
Other Assets and Liabilities — Net[8]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro-rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate, mortgage-backed securities.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Represents less than 0.1%.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

March 31, 2012 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.7%
		Federal National Mortgage Association – 0.7%
$3,488,941		FNMA ARM 544848, 2.949%, 4/01/2030	3,593,857
3,060,639		FNMA ARM 544872, 3.196%, 7/01/2034	3,240,084
644,784		FNMA ARM 556379, 1.569%, 5/01/2040	646,370
3,292,544		FNMA ARM 618128, 2.471% 8/01/2033	3,410,838
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $10,632,402)	10,891,149
		Asset-Backed Securities – 45.7%
		Auto Receivables – 20.3%
10,000,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 1.991%, 1/15/2015	10,089,067
5,000,000	[1,2]	Ally Master Owner Trust 2012-1, Class D, 3.120%, 2/15/2017	4,994,983
5,285,377	[1,2]	American Credit Acceptance Receivables Trust 2012-1, Class A1, 1.96%, 1/15/2014	5,283,237
1,736,827		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	1,767,611
2,270,808		Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.322%, 4/7/2014	2,272,063
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,571,848
4,300,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	4,352,739
4,750,000		Americredit Automobile Receivables Trust 2010-3, Class B, 2.04%, 9/8/2015	4,792,569
6,393,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	6,489,843
1,183,869		Americredit Automobile Receivables Trust 2011-2, Class A2, 0.90%, 9/8/2014	1,185,402
6,500,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	6,570,622
10,000,000		Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,139,450
3,000,000		Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	2,998,785
13,000,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.392%, 9/15/2014	13,070,567
1,321,805	[1,2]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	1,323,871
10,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	10,025,131
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	5,007,354
3,033,849	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	3,049,967
14,000,000	[1,2]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	14,004,550
15,000,000	[1,2]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.69%, 2/15/2016	15,071,154
5,000,000	[1,2]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 3.18%, 2/15/2016	5,084,713
345,500		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	346,050
8,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	8,061,155
6,000,000	[1,2]	Huntington Auto Trust 2011-1A, Class D, 3.520%, 6/15/2018	6,021,630
8,400,000		Huntington Auto Trust 2012-1 , Class D, 2.85%, 12/17/2018	8,410,374
5,600,000	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 1.020%, 8/15/2014	5,652,052
4,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 3.50%, 5/15/2018	3,995,860
14,000,000	[1,2]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.241%, 9/20/2016	13,759,270
1,761,203	[1,2]	MMCA Automobile Trust 2010-A, Class A3, 1.39%, 1/15/2014	1,764,271
3,480,000	[1,2]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	3,597,913
4,000,000	[1,2]	MMCA Automobile Trust 2012-A, Class A3, 1.080%, 9/15/2015	4,005,387
4,000,000	[1,2]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	4,030,580
676,579		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	679,804
12,000,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	12,050,832
90,061	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A2, 0.81%, 1/18/2013	90,136
2,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class B, 4.491%, 10/26/2015	2,036,794
12,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class C, 6.241%, 10/26/2015	12,293,252
5,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class A, 1.398%, 10/25/2016	5,004,406
3,210,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class B, 1.991%, 10/25/2016	3,211,373
3,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	3,022,695
10,000,000		Nissan Auto Lease Trust 2011-B, Class A4, 1.10%, 1/16/2017	10,034,150
12,750,000	[1,2]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.392%, 1/15/2015	12,849,807
3,398,286	[1,2]	SMART Series 2011-1US Trust, Class A2B, 0.991%, 4/14/2013	3,398,408
8,465,883	[1,2]	SMART Series 2011-2US Trust, Class A2B, 0.992%, 11/14/2013	8,480,818
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$6,500,000	[1,2]	SMART Series 2012-1US Trust, Class A3B, 1.142%, 5/14/2016	6,500,000
2,310,914		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	2,345,479
661,791		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	663,060
13,000,000	[1,2]	Volkswagen Credit Auto Master Trust 2011-1A, Note, 0.921%, 9/20/2016	13,085,519
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	6,098,430
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	6,095,130
		TOTAL	298,730,161
		Credit Card – 11.0%
10,000,000	[1,2]	ARRAN Cards Funding PLC 2012-1A, Class A1, 0.941%, 7/15/2015	10,032,014
1,250,000		American Express Credit Account Master Trust 2007-7, Class B, 0.412%, 2/17/2015	1,249,452
5,000,000		American Express Issuance Trust 2005-2, Class C, 0.662%, 8/15/2013	4,999,335
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	505,289
9,000,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	9,346,038
9,900,000		Citibank Credit Card Issuance Trust 2005-C3, Class C3, 0.652%, 7/15/2014	9,896,848
10,000,000		Citibank Credit Card Issuance Trust 2006-C1, Class C1, 0.641%, 2/20/2015	9,968,020
8,000,000		Citibank Credit Card Issuance Trust 2008-C6, Class C6, 6.30%, 6/20/2014	8,095,312
10,000,000	[1,2]	Citibank Omni Master Trust 2009-A17, Class A17, 4.90%, 11/15/2018	10,953,146
15,000,000	[1,2]	Citibank Omni Master Trust 2009-A8, Class A8, 2.341%, 5/16/2016	15,034,294
14,000,000		Discover Card Master Trust 2011-A1, Class A1, 0.591%, 8/15/2016	14,076,581
6,250,000	[1,2]	Golden Credit Card Trust, 2011-2, Class A, 0.641%, 10/15/2015	6,251,953
12,000,000	[1,2]	Gracechurch Card PLC 2010-1A, Class A, 0.841%, 11/15/2014	12,015,000
10,000,000	[1,2]	Gracechurch Card PLC 2012-1A, Class A1, 1.054%, 2/15/2017	10,014,400
11,000,000		MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.591%, 10/15/2014	11,013,759
10,000,000		MBNA Credit Card Master Note Trust 2006-C1, Class C1, 0.661%, 7/15/2015	9,968,675
10,170,000	[1,2]	Penarth Master Issuer PLC, 2011-1, Class A1, 0.891%, 5/18/2015	10,180,587
8,000,000	[1,2]	Turquoise Card Backed Securities PLC, 2011-1, Class A, 0.998%, 9/15/2016	8,020,864
		TOTAL	161,621,567
		Equipment Lease – 5.1%
3,636,591	[1,2]	CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	3,653,847
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$9,420,091	[1,2]	CLI Funding LLC. 2006-1A A, Class A, 0.421%, 8/18/2021	8,869,337
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 9/15/2016	3,083,491
1,605,032		CNH Equipment Trust 2011-A, Class A2, 0.62%, 6/16/2014	1,605,521
8,000,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	8,031,240
15,000,000		GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.812%, 2/20/2017	15,044,610
5,411,999	[1,2]	GE Equipment Mid Ticket LLC (Series 2010-1), Class A3, 0.94%, 7/14/2014	5,419,062
12,000,000	[1,2]	GE Equipment Small Ticket LLC (Series 2011-1), Class A3, 1.45%, 1/21/2018	12,061,020
1,684,024	[1,2]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	1,689,107
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,570,584
4,778,000	[1,2]	Great America Leasing Receivables 2011-1, Class B, 2.88%, 5/15/2016	4,902,729
2,000,000	[1,2]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,005,825
4,000,000	[1,2]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.00%, 9/15/2015	4,006,980
2,500,000	[1,2]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,546,537
		TOTAL	75,489,890
		Home Equity Loan – 1.0%
1,447,275		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.601%, 7/25/2035	1,314,133
1,411,296		Carrington Mortgage Loan Trust, 2006-RFC1, Class A2, 0.341%, 5/25/2036	1,393,251
671,064		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	669,156
164,559		Citifinancial Mortgage Securities, Inc. (Series 2003-4), Class AF4, 4.427%, 10/25/2033	161,726
50,131		Countrywide Asset Backed Certificates 2004-4, Class A, 0.982%, 8/25/2034	33,564
316,581		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.491%, 9/20/2023	310,795
971,117		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.922%, 11/25/2034	844,788
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	13,175
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.571%, 2/25/2035	105,232
976,775	[1,2]	Quest Trust 2004 — X1, Class A, 0.572%, 3/25/2034	875,231
2,399,392		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,272,895
137,478		Residential Asset Securities Corp. 2003-KS6, Class A2, 0.842%, 8/25/2033	109,039
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$51,893		Residential Asset Securities Corp. 2005-KS11, Class AI3, 0.441%, 12/25/2035	50,766
4,060,731		Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.361%, 1/25/2037	4,061,094
740,796		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.411%, 2/25/2036	717,370
2,532,132	[1,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
2,418,566		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.392%, 5/25/2036	2,413,584
		TOTAL	15,345,799
		Manufactured Housing – 0.1%
256,928		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	267,626
1,061,607		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	1,086,638
50,498		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	50,530
		TOTAL	1,404,794
		Other – 8.2%
10,367,518	[1,2]	ACS Pass Through Trust 2007-1A, Class G1, 0.503%, 6/14/2037	9,114,345
7,384,516	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.503%, 5/10/2032	6,867,600
6,608,725	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.360%, 2/25/2043	6,591,635
2,000,000	[1,2]	CNH Wholesale Master Note Trust, Class A, 1.042%, 12/15/2015	2,002,881
1,500,000	[1,2]	CNH Wholesale Master Note Trust, Class B, 1.892%, 12/15/2015	1,500,204
7,965,606		Educational Funding Of The South, Inc. 2011-1, Class A1, 1.110%, 10/25/2021	7,970,582
2,157,152	[1,2]	GE Business Loan Trust, 2004-1, Class A, 0.532%, 5/15/2032	1,954,055
284,136		Keycorp Student Loan Trust, (Series 2005-A), Class 2A2, 0.603%, 3/27/2024	282,436
4,240,191		Louisiana Public Facilities Authority 2011-A, Class A1, 1.060%, 4/26/2021	4,222,256
7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.410%, 10/25/2025	6,805,050
9,283,762		North Carolina Education Assistance Authority, 2011-1, Class A1, 1.010%, 1/25/2021	9,253,126
6,000,000	[1,2]	PFS Financing Corp. 2012-AA, Class A, 1.442%, 2/15/2016	6,006,352
1,944,916		SLM Student Loan Trust 2006-C, Class A2, 0.523%, 9/15/2020	1,941,944
3,127,627	[1,2]	SLM Student Loan Trust 2010-C, Class A1, 1.891%, 12/15/2017	3,136,520
13,428,290		SLM Student Loan Trust 2011-1, Class A1, 0.762%, 3/25/2026	13,360,650
8,404,650		SLM Student Loan Trust 2011-2, Class A1, 0.841%, 11/25/2027	8,358,888
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$6,791,155	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.242%, 10/15/2024	6,775,875
6,600,804	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.641%, 8/15/2025	6,619,621
1,889,669	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	1,962,083
2,822,874	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	2,882,213
2,379,696	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	2,431,199
6,000,000	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	6,014,615
4,500,000		South Texas Higher Education Authority, 2012-1, Class A1, 1.061%, 10/1/2020	4,458,645
		TOTAL	120,512,775
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $674,126,375)	673,104,986
		Corporate Bonds – 26.5%
		Basic Industry - Chemicals – 0.3%
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	2,549,994
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,611,226
		TOTAL	4,161,220
		Basic Industry - Metals & Mining – 0.7%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,215,281
3,000,000		ArcelorMittal, Sr. Unsecd. Note, 9.00%, 2/15/2015	3,453,120
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, (Series 144A), 4.625%, 4/21/2016	4,110,706
		TOTAL	10,779,107
		Capital Goods - Aerospace & Defense – 0.2%
1,745,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	1,763,134
1,500,000		Raytheon Co., Sr. Unsecd. Note, 1.40%, 12/15/2014	1,526,702
		TOTAL	3,289,836
		Capital Goods - Diversified Manufacturing – 0.5%
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, (Series 144A), 3.50%, 1/13/2017	1,322,977
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,728,252
3,000,000		Textron Financial Corp., 5.40%, 4/28/2013	3,112,044
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,540,757
		TOTAL	7,704,030
		Communications - Media & Cable – 0.7%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,732,750
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,257,495
3,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	3,035,615
		TOTAL	10,025,860
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Communications - Media Noncable – 0.1%
$2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,138,533
		Communications - Telecom Wireless – 0.2%
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,893,427
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,675,208
		TOTAL	3,568,635
		Communications - Telecom Wirelines – 1.1%
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,979,540
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,160,940
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,163,750
1,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	1,033,405
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,553,543
3,000,000		Verizon Communications, Inc., Floating Rate Note — Sr. Note, (Series FRN), 1.083%, 3/28/2014	3,024,621
		TOTAL	16,915,799
		Consumer Cyclical - Automotive – 1.5%
6,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note — Sr. Note, (Series 144A), 1.083%, 3/28/2014	5,928,159
4,700,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note — Sr. Note, (Series 144A), 1.674%, 9/13/2013	4,689,430
3,000,000	[1,2]	Nissan Motor Acceptance Corp., Note, 3.25%, 1/30/2013	3,040,165
8,000,000	[1,2]	Volkswagen International Finance NV, Floating Rate Note — Sr. Note, (Series 144A), 1.224%, 3/21/2014	7,997,248
		TOTAL	21,655,002
		Consumer Cyclical - Entertainment – 0.8%
2,400,000		NBC Universal, Inc., Sr. Unsecd. Note, 2.10%, 4/1/2014	2,452,608
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2015	4,353,366
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,033,395
		TOTAL	11,839,369
		Consumer Non-Cyclical - Food/Beverage – 1.7%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,675,287
1,450,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,468,275
2,250,000		General Mills, Inc., 5.65%, 9/10/2012	2,300,986
5,000,000		General Mills, Inc., Floating Rate Note — Sr. Note, 0.848%, 5/16/2014	5,003,232
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,586,633
2,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,018,538
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.875%, 10/25/2013	2,010,122
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,589,610
2,000,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, (Series 144A), 2.95%, 1/15/2017	2,032,389
4,650,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, (Series 144A), 1.85%, 1/15/2015	4,709,086
		TOTAL	25,394,158
		Consumer Non-Cyclical - Health Care – 0.2%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,120,487
1,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,531,843
		TOTAL	2,652,330
		Consumer Non-Cyclical - Pharmaceuticals – 0.2%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,602,532
1,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	1,002,132
		TOTAL	2,604,664
		Consumer Non-Cyclical - Products – 0.3%
950,000		Philips Electronics NV, 4.625%, 3/11/2013	988,119
1,050,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,140,841
2,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	2,011,087
		TOTAL	4,140,047
		Consumer Non-Cyclical - Supermarkets – 0.1%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,565,644
		Credit Card – 0.5%
4,500,000		BA Credit Card Trust, (Series B4), 5.45%, 9/18/2013	7,319,878
		Energy - Integrated – 2.1%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,296,013
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 3.125%, 4/28/2016	3,074,311
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,608,095
1,000,000	[1,2]	Enel Finance International SA, Company Guarantee, 3.875%, 10/7/2014	1,010,835
3,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	3,031,391
6,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	6,870,000
7,500,000		Shell International Finance B.V., Company Guarantee, 0.824%, 6/22/2012	7,506,081
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,159,047
		TOTAL	31,555,773
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Energy - Oil Field Services – 0.5%
$4,000,000	[1,2]	Schlumberger Investment SA, Floating Rate Note — Sr. Note, (Series 144A), 1.024%, 9/12/2014	3,998,208
3,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	3,034,032
		TOTAL	7,032,240
		Energy - Refining – 0.2%
2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,504,972
		Financial Institution - Banking – 3.9%
1,500,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, 2.375%, 12/21/2012	1,514,331
5,000,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTNK), 0.804%, 9/15/2014	4,707,125
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,038,362
6,000,000		Citigroup, Inc., Floating Rate Note — Sr. Note, 1.511%, 4/1/2014	5,892,364
3,500,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 2.75%, 10/15/2012	3,529,771
5,000,000		Goldman Sachs Group, Inc., Floating Rate Note — Sr. Note, 1.527%, 2/7/2014	4,903,150
1,500,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,511,132
6,200,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	6,244,680
4,000,000		JPMorgan Chase & Co., Floating Rate Note — Sr. Note, (Series MTN), 1.224%, 5/2/2014	4,009,196
4,000,000		Morgan Stanley, Floating Rate Note — Sr. Note, (Series FRN), 2.161%, 1/24/2014	3,886,231
1,205,000		National City Bank, Sub. Note, 4.625%, 5/1/2013	1,251,692
4,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	4,036,905
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,635,218
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,214,408
6,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	6,085,663
3,500,000	[1,2]	Westpac Securities NZ Ltd., Company Guarantee, (Series 144A), 2.625%, 1/28/2013	3,555,540
		TOTAL	57,015,768
		Financial Institution - Brokerage – 0.6%
5,000,000		BlackRock, Inc., Floating Rate Note — Sr. Note, 0.792%, 5/24/2013	5,017,643
3,250,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	3,289,707
		TOTAL	8,307,350
		Financial Institution - Finance Noncaptive – 1.4%
2,000,000		American Express Credit Corp., (Series C), 7.30%, 8/20/2013	2,165,160
2,250,000		American Express Credit Corp., (Series MTN), 5.875%, 5/2/2013	2,368,213
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$6,750,000		General Electric Capital Corp., Floating Rate Note — Sr. Note, 1.433%, 1/7/2014	6,796,106
6,500,000		General Electric Capital Corp., Floating Rate Note, (Series MTN), 0.677%, 11/1/2012	6,504,064
2,000,000		General Electric Capital Corp., Floating Rate Note, (Series MTN), 0.702%, 4/10/2012	2,000,044
1,350,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	1,335,150
		TOTAL	21,168,737
		Financial Institution - Insurance - Health – 0.2%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,315,472
		Financial Institution - Insurance - Life – 1.6%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,430,883
5,200,000		MetLife, Inc., Floating Rate Note — Sr. Note, 1.781%, 8/6/2013	5,238,500
3,000,000	[1,2]	New York Life Global Funding, Floating Rate Note — Sr. Secured Note, 0.841%, 4/4/2014	2,999,791
10,000,000	[1,2]	New York Life Global Funding, Sr. Unsecd. Note, 1.30%, 1/12/2015	10,064,587
1,500,000		Prudential Financial, Inc., (Series MTN), 5.15%, 1/15/2013	1,551,573
1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, (Series MTN), 3.625%, 9/17/2012	1,722,037
		TOTAL	24,007,371
		Financial Institution - Insurance - P&C – 0.3%
3,000,000		Berkshire Hathaway, Inc., Floating Rate Note — Sr. Note, (Series FRN), 1.203%, 8/15/2014	3,040,175
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 6/15/2012	1,261,940
		TOTAL	4,302,115
		Financial Institution - REITs – 0.7%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 4/15/2014	3,350,909
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,297,822
1,000,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,006,230
		TOTAL	9,654,961
		Technology – 2.2%
7,850,000		Cisco Systems, Inc., Floating Rate Note — Sr. Note, 0.724%, 3/14/2014	7,891,895
2,350,000		Credit Suisse, Zurich, Sr. Unsecd. Note, 3.45%, 7/2/2012	2,367,434
3,000,000		Hewlett-Packard Co., Floating Rate Note — Sr. Note, 0.599%, 9/13/2012	2,995,063
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,029,147
12,000,000		Texas Instruments, Inc., Sr. Unsecd. Note, 1.375%, 5/15/2014	12,205,321
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,250,000		Xerox Corp., Floating Rate Note — Sr. Note, 1.318%, 5/16/2014	4,222,544
		TOTAL	31,711,404
		Transportation - Services – 0.6%
3,500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, 5.80%, 10/15/2012	3,588,681
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 5.85%, 3/1/2014	3,234,708
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, 3.60%, 3/1/2016	2,089,810
		TOTAL	8,913,199
		Utility - Electric – 1.9%
1,500,000		Consolidated Edison Co., Deb., (Series '02-B), 4.875%, 2/1/2013	1,553,002
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 5.70%, 9/17/2012	2,046,954
1,500,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	1,613,353
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,164,661
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,518,775
3,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 1.125%, 11/1/2013	3,023,290
1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,765,282
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,276,661
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,724,622
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, (Series 144A), 3.90%, 5/1/2016	3,122,587
2,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	2,545,907
1,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, (Series G), 0.85%, 8/15/2014	1,003,621
		TOTAL	28,358,715
		Utility - Natural Gas Distributor – 0.7%
10,000,000		Sempra Energy, Floating Rate Note — Sr. Note, 1.234%, 3/15/2014	9,997,870
		Utility - Natural Gas Pipelines – 0.5%
4,335,000		Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	4,751,215
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,108,079
		TOTAL	6,859,294
		TOTAL CORPORATE BONDS (IDENTIFIED COST $383,386,445)	390,459,353
		Mortgage-Backed Securities – 0.1%
		Federal National Mortgage Association – 0.1%
178,422		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	194,239
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$757,451		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	855,370
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $979,803)	1,049,609
		Collateralized Mortgage Obligations – 18.6%
		Commercial Mortgage – 2.4%
8,250,000		Bank of America Commercial Mortgage, Inc. 2007-1, Class A3, 5.449%, 1/15/2049	8,714,775
2,506,066		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	2,535,204
2,671,088	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,784,840
5,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	5,009,498
2,931,917	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	3,116,276
1,445,102	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,533,523
3,250,039	[1,2]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	3,318,035
1,059,169		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.639%, 6/11/2042	1,064,133
6,743,843		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	6,779,772
		TOTAL	34,856,056
		Federal Home Loan Mortgage Corporation – 5.7%
224,952		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.592%, 2/15/2018	225,677
7,788,065		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.642%, 6/15/2034	7,790,280
2,852,156		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.542%, 4/15/2035	2,846,045
4,305,986		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.762%, 12/15/2035	4,324,304
2,368,026		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.702%, 2/15/2034	2,371,854
9,033,602		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.652%, 5/15/2036	9,036,377
2,802,270		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.622%, 5/15/2036	2,802,944
2,926,750		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.726%, 8/15/2035	2,933,176
1,044,551		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.642%, 7/15/2036	1,044,683
5,336,798		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.542%, 9/15/2036	5,321,574
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$6,218,158	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.642%, 7/15/2036	6,213,933
2,223,289	Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.642%, 7/15/2036	2,229,103
5,964,216	Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.692%, 7/15/2037	5,966,312
13,811,619	Federal Home Loan Mortgage Corp. REMIC 3382 FG, 0.842%, 11/15/2037	13,882,929
6,121,076	Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.662%, 11/15/2037	6,132,648
2,409,138	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.992%, 7/15/2036	2,431,656
3,141,148	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.152%, 7/15/2037	3,191,739
4,658,118	Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	4,851,098
	TOTAL	83,596,332
	Federal National Mortgage Association – 3.3%
1,213,475	Federal National Mortgage Association REMIC 2002-77 FA, 1.242%, 12/18/2032	1,233,092
3,755,495	Federal National Mortgage Association REMIC 2006-119 CF, 0.542%, 12/25/2036	3,744,239
3,409,644	Federal National Mortgage Association REMIC 2006-44 FK, 0.672%, 6/25/2036	3,413,126
11,094,831	Federal National Mortgage Association REMIC 2006-61 FQ, 0.642%, 7/25/2036	11,101,549
2,850,665	Federal National Mortgage Association REMIC 2006-79 DF, 0.592%, 8/25/2036	2,846,998
5,416,243	Federal National Mortgage Association REMIC 2006-81 FB, 0.592%, 9/25/2036	5,409,171
4,193,043	Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.462%, 2/25/2046	4,150,543
3,615,965	Federal National Mortgage Association REMIC 2007-88 FY, 0.702%, 9/25/2037	3,621,829
3,162,694	Federal National Mortgage Association REMIC 2007-97 FE, 0.692%, 7/25/2037	3,169,041
2,373,714	Federal National Mortgage Association REMIC 2008-69 FB, 1.242%, 6/25/2037	2,422,378
2,977,397	Federal National Mortgage Association REMIC 2009-42 FG, 1.042%, 5/25/2039	3,004,063
810,121	Federal National Mortgage Association REMIC 2009-63 FB, 0.742%, 8/25/2039	812,806
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,559,668		Federal National Mortgage Association REMIC 2009-69 F, 1.092%, 4/25/2037	3,611,128
		TOTAL	48,539,963
		Government Agency – 0.8%
9,304,460		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.772%, 3/9/2021	9,310,042
2,606,315		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.692%, 1/8/2020	2,614,460
		TOTAL	11,924,502
		Non-Agency Mortgage – 6.4%
15,000,000	[1,2]	Arkle Master Issuer PLC 2012-1, Class 2A1, 2.215%, 5/17/2060	15,017,227
9,444,536	[1,2]	Arran Residential Mortgages Funding (Series 2011-1A), Class A1C, 1.693%, 11/19/2047	9,450,973
41,578		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.872%, 2/25/2033	36,270
386,264	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.629%, 2/3/2029	126,622
766,316		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	734,776
948,429		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.792%, 11/20/2035	33,003
888,394		Countrywide Home Loans 2006-OA5, Class 2A3, 0.612%, 4/25/2046	18,768
627,417		Crusade Global Trust 2005-1, Class A1, 0.534%, 6/17/2037	614,434
7,500,000	[1,2]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.964%, 10/18/2054	7,532,141
14,000,000	[1,2]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.967%, 10/15/2054	14,055,945
2,000,000	[1,2]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.917%, 10/15/2054	2,006,297
586,293		Impac CMB Trust 2004-7, Class 1A2, 1.162%, 11/25/2034	435,311
756,882		Impac CMB Trust 2004-9, Class 1A2, 1.122%, 1/25/2035	344,909
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.512%, 2/25/2037	511,231
2,367,845		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.942%, 11/15/2031	2,209,760
8,250,000	[1,2]	Permanent Master Issuer PLC 2010-1, Class 1A, 1.717%, 7/15/2042	8,269,787
8,000,000	[1,2]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.967%, 7/15/2042	8,030,113
891,100		Residential Funding Mortgage Securities I 2005-S6, Class A1, 5.00%, 8/25/2035	884,106
2,405,083		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	2,425,177
2,532,099		Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	2,585,997
2,680,562		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	2,671,817
12,000,000	[1,2]	Silverstone Master Issuer 2010-1A, Class A1, 1.961%, 1/21/2055	12,009,215
1,500,000	[1,2]	Silverstone Master Issuer 2012-1A, Class 1A, 1.791%, 1/21/2055	1,506,111
1,496,288		Washington Mutual 2006-AR1, Class 2A1B, 1.228%, 1/25/2046	875,400
2,084,902		Washington Mutual 2006-AR15, Class 1A, 0.999%, 11/25/2046	1,264,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,081,804		Washington Mutual 2006-AR17, Class 1A, 0.979%, 12/25/2046	660,147
221,114		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.696%, 7/25/2034	215,290
		TOTAL	94,525,452
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $279,839,274)	273,442,305
		MUTUAL FUNDS – 9.3%[4]
969,966		Emerging Markets Fixed Income Core Fund	30,346,561
2,902,301		Federated Bank Loan Core Fund	29,371,284
716,019		Federated Mortgage Core Portfolio	7,296,231
46,735,767	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	46,735,767
605,902		Federated Project and Trade Finance Core Fund	5,919,666
2,708,879		High Yield Bond Portfolio	17,797,333
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $130,634,815)	137,466,842
		TOTAL INVESTMENTS — 100.9% (IDENTIFIED COST $1,479,599,114)[6]	1,486,414,244
		OTHER ASSETS AND LIABILITIES - NET — (0.9)%[7]	(13,982,616)
		TOTAL NET ASSETS — 100%	$1,472,431,628

At March 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8] United States Treasury Notes 2-Year Short Futures	500	$110,070,313	June 2012	$61,250

At March 31, 2012, the Fund had the following outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts sold:
9/17/2012	245,250 Pound Sterling	$378,102	$(13,739)
9/18/2013	4,745,921 Pound Sterling	$7,290,684	$(269,690)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(283,429)

Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $553,700,893, which represented 37.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2012, these liquid restricted securities amounted to $553,561,096, which represented 37.6% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $1,479,634,507.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$10,891,149	$ —	$10,891,149
Asset-Backed Securities	—	673,091,811	13,175	673,104,986
Corporate Bonds	—	390,459,353	—	390,459,353
Mortgage-Backed Securities	—	1,049,609	—	1,049,609
Collateralized Mortgage Obligations	—	273,442,305	—	273,442,305
Mutual Funds	131,547,176	5,919,666	—	137,466,842
TOTAL SECURITIES	$131,547,176	$1,354,853,893	$13,175	$1,486,414,244
OTHER FINANCIAL INSTRUMENTS[2]	$61,250	$(283,429)	$ —	$(222,179)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2011	$15,796
Change in unrealized appreciation (depreciation)	(2,621)
Balance as of March 31, 2012	$13,175
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at March 31, 2012.	$(2,621)

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,
		2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$9.15	$9.22	$9.06	$8.83	$9.30	$9.36
Income From Investment Operations:
Net investment income	0.06	0.14[2]	0.16[2]	0.22[2]	0.33[2]	0.40[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.03	(0.08)	0.15	0.24	(0.47)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.09	0.06	0.31	0.46	(0.14)	0.34
Less Distributions:
Distributions from net investment income	(0.07)	(0.13)	(0.15)	(0.23)	(0.33)	(0.40)
Net Asset Value, End of Period	$9.17	$9.15	$9.22	$9.06	$8.83	$9.30
Total Return[3]	1.02%	0.67%	3.49%	5.35%	(1.57)%	3.64%
Ratios to Average Net Assets:
Net expenses	0.90%[4]	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.40%[4]	1.48%	1.73%	2.49%	3.58%	4.22%
Expense waiver/reimbursement[5]	0.40%[4]	0.40%	0.41%	0.43%	0.44%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$408,350	$377,029	$288,744	$107,568	$31,979	$46,749
Portfolio turnover	14%	38%	34%	41%	64%	32%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,
		2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$9.15	$9.22	$9.06	$8.83	$9.30	$9.36
Income From Investment Operations:
Net investment income	0.09	0.19[2]	0.21[2]	0.28[2]	0.38[2]	0.45[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.03	(0.08)	0.15	0.23	(0.47)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.11	0.36	0.51	(0.09)	0.39
Less Distributions:
Distributions from net investment income	(0.10)	(0.18)	(0.20)	(0.28)	(0.38)	(0.45)
Net Asset Value, End of Period	$9.17	$9.15	$9.22	$9.06	$8.83	$9.30
Total Return[3]	1.30%	1.23%	4.05%	5.93%	(1.03)%	4.20%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.95%[4]	2.04%	2.27%	3.22%	4.13%	4.80%
Expense waiver/reimbursement[5]	0.40%[4]	0.40%	0.41%	0.43%	0.44%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$949,498	$818,994	$570,477	$233,255	$189,261	$231,255
Portfolio turnover	14%	38%	34%	41%	64%	32%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,
		2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$9.15	$9.22	$9.06	$8.83	$9.30	$9.36
Income From Investment Operations:
Net investment income	0.07	0.14[2]	0.17[2]	0.23[2]	0.31[2]	0.41[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.03	(0.07)	0.15	0.24	(0.44)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.07	0.32	0.47	(0.13)	0.35
Less Distributions:
Distributions from net investment income	(0.08)	(0.14)	(0.16)	(0.24)	(0.34)	(0.41)
Net Asset Value, End of Period	$9.17	$9.15	$9.22	$9.06	$8.83	$9.30
Total Return[3]	1.07%	0.77%	3.59%	5.45%	(1.46)%	3.75%
Ratios to Average Net Assets:
Net expenses	0.80%[4]	0.80%	0.80%	0.80%	0.79%	0.79%
Net investment income	1.50%[4]	1.55%	1.83%	2.65%	3.46%	4.33%
Expense waiver/reimbursement[5]	0.42%[4]	0.44%	0.46%	0.48%	0.49%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$114,583	$120,661	$502,459	$380,697	$169,217	$82,276
Portfolio turnover	14%	38%	34%	41%	64%	32%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2012 (unaudited)

Assets:
Total investment in securities, at value including $137,466,842 of investment in affiliated holdings (Note 5) (identified cost $1,479,599,114)		$1,486,414,244
Cash denominated in foreign currencies (identified cost $14,774)		13,684
Restricted cash (Note 2)		137,500
Income receivable		4,627,083
Receivable for shares sold		5,180,714
Receivable for daily variation margin		15,625
Miscellaneous receivables		41,171
TOTAL ASSETS		1,496,430,021
Liabilities:
Payable for shares redeemed	$22,929,435
Unrealized depreciation on foreign exchange contracts	283,429
Income distribution payable	497,808
Payable for distribution services fee (Note 5)	120,244
Payable for shareholder services fee (Note 5)	111,587
Accrued expenses	55,890
TOTAL LIABILITIES		23,998,393
Net assets for 160,568,216 shares outstanding		$1,472,431,628
Net Assets Consist of:
Paid-in capital		$1,521,251,367
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		6,595,859
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(54,148,506)
Distributions in excess of net investment income		(1,267,092)
TOTAL NET ASSETS		$1,472,431,628
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($408,349,959 ÷ 44,531,009 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.17
Offering price per share (100/98.00 of $9.17)	$9.36
Redemption proceeds per share	$9.17
Institutional Shares:
Net asset value per share ($949,498,461 ÷ 103,541,619 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.17
Offering price per share	$9.17
Redemption proceeds per share	$9.17
Service Shares:
Net asset value per share ($114,583,208 ÷ 12,495,588 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.17
Offering price per share	$9.17
Redemption proceeds per share	$9.17

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended March 31, 2012 (unaudited)

Investment Income:
Interest		$12,815,093
Dividends received from affiliated holdings (Note 5)		1,797,958
Investment income allocated from affiliated partnership (Note 5)		1,323,514
TOTAL INCOME		15,936,565
Expenses:
Investment adviser fee (Note 5)	$4,153,605
Administrative fee (Note 5)	539,942
Custodian fees	28,505
Transfer and dividend disbursing agent fees and expenses	218,945
Directors'/Trustees' fees	7,443
Auditing fees	14,246
Legal fees	4,034
Portfolio accounting fees	95,162
Distribution services fee (Note 5)	701,887
Shareholder services fee (Note 5)	558,818
Account administration fee (Note 2)	29,548
Share registration costs	59,500
Printing and postage	24,380
Insurance premiums	3,237
Taxes	48,092
Miscellaneous	2,734
TOTAL EXPENSES	6,490,078
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,729,842)
Waiver of administrative fee	(13,126)
Waiver of distribution services fee	(12,425)
TOTAL WAIVERS AND REIMBURSEMENT		$(2,755,393)
Net expenses			$3,734,685
Net investment income			12,201,880
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain (loss) on investments and foreign currency transactions			494,154
Net realized gain on futures contracts			17,273
Net realized loss on swap contracts			(1,403,764)
Net realized loss on investments and foreign currency transaction allocated from affiliated partnership (Note 5)			(148,236)
Realized gain distribution from affiliated investment company shares			153,887
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			6,331,200
Net change in unrealized appreciation of futures contracts			(55,535)
Net change in unrealized appreciation of swap contracts			(705,746)
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			4,683,233
Change in net assets resulting from operations			$16,885,113

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2012	Year Ended 9/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,201,880	$25,279,491
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	(886,686)	782,601
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	5,569,919	(11,254,891)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,885,113	14,807,201
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,938,077)	(4,753,364)
Institutional Shares	(9,585,685)	(14,265,770)
Service Shares	(990,970)	(5,592,245)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,514,732)	(24,611,379)
Share Transactions:
Proceeds from sale of shares	742,014,862	1,462,840,591
Net asset value of shares issued to shareholders in payment of distributions declared	9,303,005	18,505,157
Cost of shares redeemed	(598,940,042)	(1,516,537,893)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	152,377,825	(35,192,145)
Change in net assets	155,748,206	(44,996,323)
Net Assets:
Beginning of period	1,316,683,422	1,361,679,745
End of period (including undistributed (distributions in excess of) net investment income of $(1,267,092) and $45,760, respectively)	$1,472,431,628	$1,316,683,422

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

March 31, 2012 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended March 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Service Shares	$ 29,548

The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE) a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Semi-Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the Semi-Annual Shareholder Report protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

At March 31, 2012, the Fund had no outstanding swap contracts.

The average notional amount of credit default swaps held by the Fund throughout the period was $19,677,143. This is based on amounts held as of each month-end throughout the fiscal period.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration and cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of short futures contracts held by the Fund throughout the period was $110,189,732. This is based on amounts held as of each month-end throughout the fiscal period.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $159,484. This is based on the contracts held as of each month-end throughout the fiscal period.

Semi-Annual Shareholder Report

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at March 31, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC 1999-3, Class B1, 6.629%, 2/3/2029	7/9/1999	$316,193	$126,622
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$13,175
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832	$0
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$61,250*		$ —
Foreign exchange contracts		$ —	Unrealized depreciation on foreign exchange contracts	$283,429
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$61,250		$283,429
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$17,273	$17,273
Credit contracts	$(1,403,764)	$ —	$(1,403,764)
TOTAL	$(1,403,764)	$17,273	$(1,386,491)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$ —	$(55,535)	$ —	$(55,535)
Foreign exchange contracts	$ —	$ —	$(283,429)	$(283,429)
Credit contracts	$(705,746)	$ —	$ —	$(705,746)
TOTAL	$(705,746)	$(55,535)	$(283,429)	$(1,044,710)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	19,905,096	$182,131,645	41,478,770	$381,972,192
Shares issued to shareholders in payment of distributions declared	310,501	2,840,976	489,490	4,507,644
Shares redeemed	(16,900,047)	(154,592,763)	(32,064,508)	(295,367,094)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,315,550	$30,379,858	9,903,752	$91,112,742
	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	59,435,958	$543,764,168	96,989,626	$892,795,335
Shares issued to shareholders in payment of distributions declared	624,506	5,715,242	946,858	8,718,666
Shares redeemed	(46,007,505)	(421,162,904)	(70,313,757)	(646,853,621)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	14,052,959	$128,316,506	27,622,727	$254,660,380
	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,762,416	$16,119,049	20,411,418	$188,073,064
Shares issued to shareholders in payment of distributions declared	81,619	746,787	572,875	5,278,847
Shares redeemed	(2,534,708)	(23,184,375)	(62,287,799)	(574,317,178)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(690,673)	$(6,318,539)	(41,303,506)	$(380,965,267)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	16,677,836	$152,377,825	(3,777,027)	$(35,192,145)

4. FEDERAL TAX INFORMATION

At March 31, 2012, the cost of investments for federal tax purposes was 1,479,634,507. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and futures contracts was $6,779,737. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,180,197 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,400,460.

At September 30, 2011, the Fund had a capital loss carryforward of $54,401,216 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for Semi-Annual Shareholder Report federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2012	$14,355,275	N/A	$14,355,275
2013	$23,192,477	N/A	$23,192,477
2014	$7,195,870	N/A	$7,195,870
2015	$2,881,559	N/A	$2,881,559
2016	$2,623,709	N/A	$2,623,709
2017	$3,321,296	N/A	$3,321,296
2018	$831,030	N/A	$831,030

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, the Adviser waived $2,690,973 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $13,126 of its fee.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$555,930	$ —
Service Shares	145,957	(12,425)
TOTAL	$701,887	$(12,425)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2012, FSC retained $517,308 of fees paid by the Fund.

Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2012, FSC did not retain any sales charge from the sale of Class A Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees.

For the six months ended March 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$459,051
Service Shares	99,767
TOTAL	$558,818

For the six months ended March 31, 2012, FSC received $932 of fees paid by the Fund. For the six months ended March 31, 2012, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.90%, 0.35% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2012, the Adviser reimbursed $38,869. Transactions involving the affiliated holdings during the six months ended March 31, 2012, were as follows:

	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 9/30/2011	969,966	2,819,175	704,277	50,009,878	587,548	2,592,327	57,683,171
Purchases/ Additions	—	83,126	11,742	450,817,986	18,354	116,552	451,047,760
Sales/ Reductions	—	—	—	454,092,097	—	—	454,092,097
Balance of Shares Held 3/31/2012	969,966	2,902,301	716,019	46,735,767	605,902	2,708,879	54,638,834
Value	$30,346,561	$29,371,284	$7,296,231	$46,735,767	$5,919,666	$17,797,333	$137,466,842
Dividend Income/ Allocated Investment Income	$1,323,514	$697,914	$119,667	$70,485	$159,123	$750,769	$3,121,472
Capital Gain Distributions/ Allocated Net Realized Gain (Loss)	$(148,236)	$132,192	$ —	$ —	$21,695	$ —	$5,651

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2012, were as follows:

Purchases	$373,549,136
Sales	$181,175,247
Semi-Annual Shareholder Report

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2012, there were no outstanding loans. During the six months ended March 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2012, there were no outstanding loans. During the six months ended March 31, 2012, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,010.20	$4.52
Institutional Shares	$1,000	$1,013.00	$1.76
Service Shares	$1,000	$1,010.70	$4.02
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.55
Institutional Shares	$1,000	$1,023.25	$1.77
Service Shares	$1,000	$1,021.00	$4.04
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Institutional Shares	0.35%
Service Shares	0.80%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated ultrashort bond fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754

28411 (5/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date May 21, 2012